Convertible Debentures (Details Textual) - USD ($)								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2015	Oct. 15, 2014	Jul. 15, 2014	Jul. 01, 2014	Apr. 10, 2014	Apr. 01, 2014	Jan. 09, 2013	Apr. 30, 2013	Dec. 27, 2012	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 11, 2015	Jan. 08, 2013
Convertible Debentures (Textual)
Interest rate on convertible debenture					8.00%
Due date of convertible debentures					Apr. 01, 2016
Fair value of option liabilities														$ 794,350
Amount of discount on debentures														794,350	$ 198,200
Total amortization relating to the discount										$ 111,808	$ 109,029	$ 499,773	$ 311,625	387,965	718,640
Conversion price					$ 0.25
Legal fees														20,763	20,763
Fair value of conversion option liabilities														0	110,000
Additional contractual interest														1,729
Interest expense on the convertible debentures											$ 79,914		$ 239,742	253,061	$ 280,422
Covertible debentures maturity value					$ 1,915,200
Converion price, description												The Exchange Agreement and the 2015 SPA triggered anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduced the exercise price to $0.25 per share and increased the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.			The Exchange Agreement and the 2014 SPA trigger anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduces the exercise price to $0.25 per share and increases the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.
Fair value of warrants					532,944									$ 0	$ 51,153
Debt instrument frequency of payment															On January 1, April 1, July 1 and October 1, beginning on October 1, 2014.
Debt default description												Upon any Event of Default (as defined in the 2014 Debentures), the outstanding principal amount of the 2014 Debentures, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the debenture holders' election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the 2014 Debentures shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.		Upon any Event of Default (as defined in the Debenture), the outstanding principal amount of the Debenture, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the 2014 Holders' election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.
Penalty on convertible debentures														$ 1,247,310
October 1, 2015 [Member]
Convertible Debentures (Textual)
Debt redemption amount										998,925		$ 998,925		998,925
January 1, 2016 [Member]
Convertible Debentures (Textual)
Debt redemption amount										998,925		998,925		998,925
April 1, 2016 [Member]
Convertible Debentures (Textual)
Debt redemption amount										$ 1,997,850		$ 1,997,850		1,997,850
Minimum [Member]
Convertible Debentures (Textual)
Convertible debentures																$ 1,247,310
Maximum [Member]
Convertible Debentures (Textual)
Convertible debentures																$ 5,405,010
Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Convertible debentures redemption amount				$ 756,000		$ 756,000
Fair value of warrants														0	$ 96,931
Merriman Capital, Inc. [Member]
Convertible Debentures (Textual)
Fair value of warrants														$ 2,858
Frank Casano [Member]
Convertible Debentures (Textual)
Fair value of common stock								$ 60,801
Convertible debentures								$ 560,000
Interest rate on convertible debenture								8.00%
Due date of convertible debentures								Oct. 15, 2014
Proceeds from issuance of convertible debentures								$ 500,000
Number of shares issuable upon conversion of debentures								1,302,326
Amount of discount on debentures								$ 60,000
Convertible debentures redemption amount		$ 280,000	$ 280,000
Description for conversion price for periodic redemption in shares														Based on a conversion price equal to the lesser of (a) $0.43 per share, subject to adjustments upon certain events, and (b) 90% of the average of the volume weighted average price for the 20 consecutive trading days prior to the applicable redemption date, provided that the conversion price shall be equal to at least a $0.01 discount to the volume weighted average price for the 20 consecutive days that is immediately prior to the applicable redemption date.
Fair value of warrants														$ 0	51,153
Next View Capital Lp [Member]
Convertible Debentures (Textual)
Fair value of common stock							$ 69,933
Convertible debentures							$ 392,000
Interest rate on convertible debenture							8.00%
Due date of convertible debentures							Jul. 01, 2014
Proceeds from issuance of convertible debentures							$ 350,000
Number of shares issuable upon conversion of debentures							911,628
Amount of discount on debentures							$ 42,000										$ 24,322
Conversion price							$ 0.23
Legal fees							$ 28,000
Number of common stock purchase due to issuance of warrants							36,466
Convertible debentures redemption amount				$ 756,000		$ 756,000
Description for conversion price for periodic redemption in shares
Based on a conversion price equal to the lesser of (a) $0.43 per share, subject to adjustments upon certain events, and (b) 90% of the average of the volume weighted average price for the 20 consecutive trading days prior to the applicable redemption date, provided that the conversion price shall be equal to at least a $0.01 discount to the volume weighted average price for the 20 consecutive days that is immediately prior to the applicable redemption date. The Company made a payment of $252,000 in April 2014 and $140,000 in July 2014.

Fair value of warrants														$ 0	33,926
Masterson [Member]
Convertible Debentures (Textual)
Fair value of common stock								60,801
Convertible debentures								$ 560,000
Interest rate on convertible debenture								8.00%
Due date of convertible debentures								Oct. 15, 2014
Proceeds from issuance of convertible debentures								$ 500,000
Number of shares issuable upon conversion of debentures								1,302,326
Amount of discount on debentures								$ 60,000
Convertible debentures redemption amount		$ 280,000	$ 280,000
Description for conversion price for periodic redemption in shares														Based on a conversion price equal to the lesser of (a) $0.43 per share, subject to adjustments upon certain events, and (b) 90% of the average of the volume weighted average price for the 20 consecutive trading days prior to the applicable redemption date, provided that the conversion price shall be equal to at least a $0.01 discount to the volume weighted average price for the 20 consecutive days that is immediately prior to the applicable redemption date.
Senior Convertible Debentures [Member]
Convertible Debentures (Textual)
Convertible debentures					$ 2,080,500
Interest rate on convertible debenture					8.00%
Due date of convertible debentures					Apr. 01, 2016
Number of shares issuable upon conversion of debentures					8,322,000
Amount of discount on debentures					$ 255,500
Conversion price					$ 0.25
Warrant term					5 years
Warrants exercise price					$ 0.275
Percentage of conversion price					110.00%
Legal fees														$ 20,000	20,000
Fair value of conversion option liabilities					$ 413,606
Additional contractual interest														$ 66,595
Covertible debentures maturity value					$ 1,825,000
Converion price, description					The Company entered into a Securities Purchase Agreement (the "2014 SPA") with four investors, including Hillair pursuant to which the Company issued and sold (i) $2,080,500 in 8% Original Discount Senior Secured Convertible Debentures, for $1,825,000, with a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the "2014 New Debentures" together with the 2014 Exchange Debentures, the "2014 Debentures"), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 8,322,000 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment with a fair value of $532,944 at issuance, which has been recorded as a discount to the 2014 New Debentures.
Senior Convertible Debentures [Member] | Frank Casano [Member]
Convertible Debentures (Textual)
Amount of discount on debentures								$ 14,971
Existing Debentures [Member]
Convertible Debentures (Textual)
Conversion price					$ 0.25
Fair value of conversion option liabilities					$ 2,366
Covertible debentures maturity value					$ 1,680,000
Converion price, description					Under the terms of the Exchange Agreement, Existing Debentures with a stated maturity value of $1,680,000 were surrendered in exchange for (i) new Senior Convertible Debentures with a stated interest rate of eight percent (8%) per year, a stated maturity value of $1,915,200, a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the ''2014 Exchange Debentures''), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 7,660,800 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment (the ''2014 Exchange Warrants'').
Fair value of warrants					$ 490,601
Bridge Debenture [Member]
Convertible Debentures (Textual)
Due date of convertible debentures	Nov. 03, 2015
Conversion price	$ 0.10
Securities Purchase Agreement [Member]
Convertible Debentures (Textual)
Amount of discount on debentures									$ 69,502
Debt instrument, covenant description														The underlying securities purchase and debenture agreements also provide for the Company to pay liquidated damages in the event of its failure to (i) deliver shares upon the conversion of the debentures, in which case the liquidated damages would amount to a cash payment of $10 per trading day (increasing to $15 per trading day on the fifth trading day) for each $1,000 of principal amount being converted until such certificates are delivered (ii) maintain timely required filings with the SEC, in which case the liquidated damages would amount to a cash payment of two percent (2.0%) of the aggregate subscription amount of such purchasers securities on the day of the failure to maintain timely filings with the SEC and on every thirtieth (30th) day thereafter until the required documents are filed with the SEC or is no longer required for the purchaser to transfer the underlying shares pursuant to Rule 144 and (iii) to compensate the debenture holder for a Buy-In (as defined in the debentures) of securities previously sold by the debenture holder on a failure to timely deliver certificates upon conversion by the debenture holder.
Securities Purchase Agreement [Member] | Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Fair value of common stock									199,806
Convertible debentures	$ 162,000								$ 1,120,000
Interest rate on convertible debenture									8.00%
Due date of convertible debentures									Jul. 01, 2014
Proceeds from issuance of convertible debentures									$ 1,000,000
Number of shares issuable upon conversion of debentures									2,604,651
Amount of discount on debentures									$ 120,000
Conversion price									$ 0.43
Description of interest payable on unconverted outstanding principal amount of debenture														The Company shall pay interest on the aggregate unconverted and then outstanding principal amount of the Debenture at 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on July 1, 2013.
Description for interest payment														Based on a share value equal to the lesser of (a) $0.43 per share, subject to adjustments upon certain events, and (b) 90% of the average of the volume weighted average price for 20 consecutive trading days prior to the applicable interest payment date, provided that the price shall be equal to at least a $0.01 discount to the volume weighted average price for the trading day that is immediately prior to the applicable interest payment date.
Legal fees														$ 15,466	15,466
Payments for due diligence									$ 45,000
Financing amount	$ 150,000
Securities Purchase Agreement [Member] | Merriman Capital, Inc. [Member]
Convertible Debentures (Textual)
Number of shares issuable upon conversion of debentures									104,186
Legal fees									$ 80,000
Securities Purchase Agreement [Member] | Senior Convertible Debentures [Member]
Convertible Debentures (Textual)
Amount of discount on debentures														$ 387,965	$ 792,798
Exchange Agreement [Member]
Convertible Debentures (Textual)
Number of shares issuable upon conversion of debentures					7,660,800
Warrant term					5 years
Warrants exercise price					$ 0.275
Loss of transaction					$ 1,104,179
Percentage of conversion price					110.00%
Fair value of conversion option liabilities					$ 380,744